Financial Instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

15. Financial Instruments

Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the unaudited interim condensed consolidated financial statements.

	Carrying amount per measurement category
	Financial assets as of June 30, 2026		Financial liabilities as of June 30, 2026
(Euros in thousands)	At fair value through profit or loss	At amortized cost	At fair value through profit or loss	At amortized cost	IFRS 7 not applicable and IFRS 16	June 30, 2026
Current/non-current assets
Cash and cash equivalents	—	232,459	—	—	—	232,459
Short-term deposits*	—	160,891	—	—	—	160,891
Accounts receivables	—	5,629	—	—	—	5,629
Other current/non-current assets*	—	3,657	—	—	29,839	33,496
Current/non-current liabilities
Accounts payables	—	—	—	33,155	—	33,155
Other current liabilities	—	—	—	50	5,614	5,664
Lease liabilities	—	—	—	—	14,606	14,606
Total	—	402,636	—	33,205	50,059

	Carrying amount per measurement category
	Financial assets as of December 31, 2025		Financial liabilities as of December 31, 2025
(Euros in thousands)	At fair value through profit or loss	At amortized cost	At fair value through profit or loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2025
Current/non-current assets
Cash and cash equivalents	—	345,918	—	—	—	345,918
Short-term deposits*	—	123,419	—	—	—	123,419
Accounts receivables	—	6,099	—	—	—	6,099
Other current/non-current assets*	—	2,388	—	—	28,034	30,422
Current/non-current liabilities
Accounts payables	—	—	—	18,832	—	18,832
Other current liabilities	—	—	—	50	5,557	5,607
Lease liabilities	—	—	—	—	15,635	15,635
Total	—	477,824	—	18,882	49,226

*“Short-term deposits” are classified within the line item “other financial assets”. Other current/non-current assets classified as financial instruments comprise mainly of deposits.

The book value of financial assets and liabilities other than lease liabilities represent a reasonable approximation of the fair value.